Impairments - Narrative (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 USD ($) kr / $ $ / £ kr / €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Base discount rate applied in value in use calculations	5.50%
Percentage of estimated decline in commodity prices	30.00%
Estimated impairment loss due to decline in commodity prices	$ 6.0
Empire Wind Project
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments other than investments accounted for using equity method	3.7
Notional amount	$ 2.7
NOK/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average foreign exchange rate | kr / $	10.0
NOK/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average foreign exchange rate | kr / €	11.5
USD/GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average foreign exchange rate | $ / £	1.30
USA - offshore
Disclosure of nature and extent of risks arising from financial instruments [line items]
Real discount rate post-tax (percentage)	0.03
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity of discount rate assessment, percent	5.50%
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity of discount rate assessment, percent	6.50%
Renewables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate	4.00%
E&P USA | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate	6.00%
MMP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax discount rate	7.00%